Shareholders' Equity - Convertible Preferred Stock (Details) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 03, 2015	Jul. 14, 2014	Jun. 30, 2015	Feb. 28, 2015	Jul. 31, 2014	Jan. 31, 2014	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Shareholders' Equity
Proceeds from issuance of convertible preferred stock and warrants									$ 2,200,000	$ 3,000,000
Convertible preferred stock, shares issued			44,030				44,030		44,030	2,229,702	0
Convertible preferred stock, par value			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Conversion of debt, shares issued					5,139,169	246,867					1,854,638
Debt converted					$ 6,301,241	$ 986,793					$ 6,744,139
Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 0.4816				$ 0.4816		$ 0.4816
Proceeds from issuance of convertible preferred stock and warrants										$ 3,000,000
Total (Cash and non-cash) gross proceeds			$ 4,403,000
Gross proceeds in the form of cash			$ 2,951,000
Private Placement | Notes Payable to Directors and Affiliates
Shareholders' Equity
Promissory notes term			150 days
Gross proceeds in the form of promissory notes			$ 950,000
Director
Shareholders' Equity
Shares that may be purchased under warrant agreement			913,659				913,659		913,659
Exercise price of warrants (in dollars per share)			$ 0.4378				$ 0.4378		$ 0.4378
Director | Private Placement
Shareholders' Equity
Cancellation of debt, amount									$ 250,000
Michael J. Hanson
Shareholders' Equity
Conversion of debt, shares issued			3,020
Debt converted			$ 302,000
Michael J. Hanson | Private Placement
Shareholders' Equity
Conversion of debt, shares issued			3,020
James L. Davis
Shareholders' Equity
Conversion of debt, shares issued			2,000
Debt converted			$ 200,000
James L. Davis | Private Placement
Shareholders' Equity
Conversion of debt, shares issued			2,000
Common Stock Warrants
Shareholders' Equity
Period of warrant			5 years		5 years					5 years
Shares that may be purchased under warrant agreement					3,289,086					2,229,702	232,450
Exercise price of warrants (in dollars per share)					$ 1.88					$ 2.00
Adjusted exercise price of warrants (in dollars per share)			$ 0.45				$ 0.45		$ 0.45
Common Stock Warrants | Private Placement | Notes Payable to Directors and Affiliates
Shareholders' Equity
Shares that may be purchased under warrant agreement			232,983				232,983		232,983
Common Stock Warrants | Director
Shareholders' Equity
Period of warrant		5 years	5 years
Shares that may be purchased under warrant agreement		2,250,000
Exercise price of warrants (in dollars per share)		$ 1.88
Common Stock Warrants | James L. Davis
Shareholders' Equity
Period of warrant			5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Shareholders' Equity
Period of warrant									5 years
Shares that may be purchased under warrant agreement			9,000				9,000		9,000
Exercise price of warrants (in dollars per share)	$ 2.00		$ 2.00				$ 2.00		$ 2.00
Adjusted exercise price of warrants (in dollars per share)	0.4816		$ 0.4816				$ 0.4816		$ 0.4816
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Private Placement
Shareholders' Equity
Period of warrant								5 years		5 years
Shares that may be purchased under warrant agreement								9,000		2,229,702
Exercise price of warrants (in dollars per share)								$ 2.00		$ 2.00
Adjusted exercise price of warrants (in dollars per share)								$ 0.4816		$ 1.15
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Shareholders' Equity
Period of warrant									5 years
Shares that may be purchased under warrant agreement			2,065,891				2,065,891		2,065,891
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Private Placement
Shareholders' Equity
Period of warrant								5 years
Shares that may be purchased under warrant agreement								2,065,891
Exercise price of warrants (in dollars per share)								$ 1.15
Adjusted exercise price of warrants (in dollars per share)								$ 0.4816
Proceeds from issuance of convertible preferred stock and warrants									$ 2,200,000
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 1.15				$ 1.15		$ 1.15
Adjusted exercise price of warrants (in dollars per share)			0.4816				0.4816		0.4816
Adjusted conversion price (in dollars per share)			$ 0.4816				$ 0.4816		$ 0.4816
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock | Private Placement
Shareholders' Equity
Period of warrant			5 years
Shares that may be purchased under warrant agreement			10,057,119				10,057,119		10,057,119
Exercise price of warrants (in dollars per share)			$ 0.4816				$ 0.4816		$ 0.4816
Common Stock
Shareholders' Equity
Share price (in dollars per share)											$ 4.00
Issuance of shares (in shares)				74,765						4,542,782	319,000
Common Stock | James L. Davis
Shareholders' Equity
Shares that may be purchased under warrant agreement			241,900				241,900		241,900
Exercise price of warrants (in dollars per share)			$ 0.44				$ 0.44		$ 0.44
Common Stock | Conversion of Series A Preferred Shares
Shareholders' Equity
Conversion of stock, shares issued (in shares)				2,920,039
Common Stock | Conversion of Series B Preferred Shares
Shareholders' Equity
Conversion of stock, shares issued (in shares)				2,065,891
Convertible Preferred Stock.
Shareholders' Equity
Minimum aggregate financing required after closing for full ratchet									$ 5,000,000
Convertible Preferred Stock Series A
Shareholders' Equity
Share price (in dollars per share)			1.50				1.50		$ 1.50	$ 1.50
Issuance of shares (in shares)									9,000	2,229,702
Divident rate ( as a percentage)									8.00%
Conversion price (in dollars per share)	1.50
Adjusted conversion price (in dollars per share)	1.15
Period from closing, full ratchet									180 days
Minimum aggregate financing required after closing for full ratchet									$ 5,000,000
Convertible Preferred Stock Series A | Private Placement
Shareholders' Equity
Issuance of convertible preferred stock (in shares)								9,000		2,229,702
Share price (in dollars per share)								$ 1.50		$ 1.50
Convertible Preferred Stock Series A | Conversion of Series A Preferred Shares
Shareholders' Equity
Conversion of stock, shares converted (in shares)				2,238,702
Convertible Preferred Stock Series B
Shareholders' Equity
Share price (in dollars per share)	$ 1.15		1.15				$ 1.15		$ 1.15
Issuance of shares (in shares)									2,065,891
Divident rate ( as a percentage)									8.00%
Convertible Preferred Stock Series B | Private Placement
Shareholders' Equity
Issuance of convertible preferred stock (in shares)								2,065,891
Share price (in dollars per share)								$ 1.15
Convertible Preferred Stock Series B | Director | Private Placement
Shareholders' Equity
Conversion of debt, shares issued	217,391
Convertible Preferred Stock Series B | Conversion of Series B Preferred Shares
Shareholders' Equity
Conversion of stock, shares converted (in shares)				2,065,891
Convertible Preferred Stock Series C
Shareholders' Equity
Divident rate ( as a percentage)							10.00%
Conversion price (in dollars per share)			$ 0.4378				$ 0.4378		$ 0.4378
Gross Proceeds from offering							$ 10,000,000
Preferred Stock Convertible Threshold Percentage Of Stock Price Trigger							100.00%
Conversion trading days							40 days
Conversion consecutive trading days							60 days
Preferred Stock Convertible Threshold Number Of Years							4 years
Percentage of holders of preferred stock							50.00%
Convertible Preferred Stock Series C | Notes Payable to Directors and Affiliates
Shareholders' Equity
Convertible preferred stock, shares issued			4,000				4,000		4,000
Convertible Preferred Stock Series C | Private Placement
Shareholders' Equity
Convertible preferred stock, shares issued			44,030				44,030		44,030
Convertible preferred stock, par value			$ 100.00				$ 100.00		$ 100.00
Convertible Preferred Stock Series C | Private Placement | Notes Payable to Directors and Affiliates
Shareholders' Equity
Period of warrant			5 years
Exercise price of warrants (in dollars per share)			$ 0.4378				$ 0.4378		$ 0.4378
Convertible Preferred Stock Series C | Michael J. Hanson | Private Placement | Notes Payable to Directors and Affiliates
Shareholders' Equity
Conversion of debt, shares issued			1,020
Convertible Preferred Stock Series C | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock
Shareholders' Equity
Period of warrant									5 years
Shares that may be purchased under warrant agreement			10,057,119				10,057,119		10,057,119
Exercise price of warrants (in dollars per share)			$ 0.4816				$ 0.4816		$ 0.4816
Convertible preferred stock, shares issued			44,030				44,030		44,030